Long-Term Debt - Narrative (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($) contract warehouse	Nov. 30, 2021 USD ($) contract warehouse	Oct. 08, 2021 USD ($)	Nov. 30, 2020 USD ($)
Debt Instrument [Line Items]
Assets pledged for indebtedness	$ 1,500,000,000	$ 1,500,000,000
Nonrecourse indebtedness collateralized by assets	747,900,000	747,900,000
Long-term debt	9,125,745,000	9,125,745,000		$ 8,352,039,000
Subsidiaries
Debt Instrument [Line Items]
Long-term debt	8,438,737,000	8,438,737,000		7,359,328,000
5.50% Senior Notes due October 18, 2023
Debt Instrument [Line Items]
Principal outstanding	$ 441,748,000	$ 441,748,000	$ 750,000,000	$ 750,000,000
Interest rate	5.50%	5.50%		5.50%
Aggregate principal amount tendered	$ 308,300,000
Repayments of debt	332,700,000
Loss on early redemption	26,000,000
Structured notes | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	1,840,000,000	$ 1,840,000,000
Structured notes | Jefferies Group
Debt Instrument [Line Items]
Debt issued during period, principal amount, net of retirements		175,600,000
Structured notes | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	1,843,598,000	1,843,598,000		$ 1,712,245,000
5.125% Senior Notes, due January 20, 2023
Debt Instrument [Line Items]
Principal outstanding	$ 0	$ 0		$ 750,000,000
Interest rate	5.125%	5.125%		5.125%
5.125% Senior Notes, due January 20, 2023 | Jefferies Group
Debt Instrument [Line Items]
Interest rate	5.125%	5.125%
Loss on early redemption		$ 33,400,000
5.125% Senior Notes, due January 20, 2023 | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 0	0		$ 759,901,000
Revolving credit facility | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	249,000,000	249,000,000
Revolving credit facility | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	248,982,000	248,982,000		189,732,000
Jefferies Group Secured Credit Facility | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	375,000,000	$ 375,000,000		0
Jefferies Group Secured Bank Loan | Jefferies Group | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate		1.25%
HomeFed construction loans | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	45,581,000	$ 45,581,000		45,471,000
HomeFed Construction Loans | HomeFed
Debt Instrument [Line Items]
Construction loan, maximum borrowing amount	$ 151,900,000	$ 151,900,000
Weighted average interest rate	3.24%	3.24%
Long-term debt, gross	$ 46,800,000	$ 46,800,000		46,200,000
HomeFed Construction Loans | HomeFed | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate		2.15%
HomeFed Construction Loans | HomeFed | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate		3.15%
Foursight Capital Credit Facilities | Foursight Capital
Debt Instrument [Line Items]
Credit facility maximum amount	175,000,000	$ 175,000,000
Long-term debt, gross	$ 82,800,000	$ 82,800,000		129,300,000
Number of warehouse credit commitment | warehouse	2	2
Foursight Capital Credit Facilities | Line of credit | Foursight Capital
Debt Instrument [Line Items]
Assets pledged for indebtedness	$ 103,000,000	$ 103,000,000
Number of warehouse credit commitment | contract	2	2
Foursight Credit Facilities, Maturing May 2023 | Foursight Capital
Debt Instrument [Line Items]
Credit facility maximum amount	$ 75,000,000	$ 75,000,000
Foursight Credit Facilities, Available Through October 2021 | Foursight Capital
Debt Instrument [Line Items]
Credit facility maximum amount	100,000,000	100,000,000
Vitesse Energy Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility maximum amount	140,000,000	140,000,000
Long-term debt, gross	$ 68,000,000	$ 68,000,000		98,500,000
Vitesse Energy Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Line of credit facility, collateral, percentage of proved reserve value of oil and gas properties	85.00%	85.00%
Vitesse Energy Revolving Credit Facility | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 67,572,000	$ 67,572,000		97,883,000
Vitesse Energy Revolving Credit Facility | Vitesse Energy Finance | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate		2.75%
Vitesse Energy Revolving Credit Facility | Vitesse Energy Finance | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate		3.75%
Unsecured Revolving Credit Facility | Unsecured Debt | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	349,000,000	$ 349,000,000
2.625% Senior Notes due October 15, 2031
Debt Instrument [Line Items]
Principal outstanding	$ 1,000,000,000	$ 1,000,000,000		$ 0
Interest rate	2.625%	2.625%		2.625%
2.625% Senior Notes due October 15, 2031 | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 988,059,000	$ 988,059,000		$ 0
2.625% Senior Notes due October 15, 2031 | Senior Notes | Jefferies Group
Debt Instrument [Line Items]
Interest rate	2.625%	2.625%
Debt face amount	$ 1,000,000,000	$ 1,000,000,000
Floating Rate Senior Notes, due October 29, 2071 | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	61,703,000	61,703,000		0
Floating Rate Senior Notes, due October 29, 2071 | Senior Notes | Jefferies Group
Debt Instrument [Line Items]
Debt face amount	62,300,000	62,300,000
Loans | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 100,000,000	$ 100,000,000		$ 50,000,000